UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 29, 2024
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	2.67%	2.22%
Total for all unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 9,329,341	$ 7,274,925
Grupo Aval's maximum exposure	9,329,341	7,274,925
Total for all unconsolidated structured entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	9,282,442	7,238,240
Total for all unconsolidated structured entities [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	46,899	36,685
Managed funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	5,243,139	4,174,965
Grupo Aval's maximum exposure	5,243,139	4,174,965
Managed funds [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	5,196,240	4,138,387
Managed funds [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	46,899	36,578
Funds managed by other entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	4,086,202	3,099,960
Grupo Aval's maximum exposure	4,086,202	3,099,960
Funds managed by other entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 4,086,202	3,099,853
Funds managed by other entities [member] | Financial assets at fair value through profit or loss, category [member] | Private equity fund Pactia Inmobiliario [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities			$ 324,220
Funds managed by other entities [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities		$ 107